INCOME TAXES - Changes in Valuation Allowance (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowance as of the beginning of the period	$ (291,222)	$ (162,604)
Current Year Change	(144,701)	(128,618)
Valuation Allowance as of the end of the period	$ (435,923)	$ (291,222)